             Value Investing In Small Companies For 25 Years



                                  ROYCE
                                 CAPITAL
                                  FUND

                           Micro-Cap Portfolio
                            Premier Portfolio
                         Total Return Portfolio







                                                  1998 Semi-Annual Report

SEMI-ANNUAL REPORT REFERENCE GUIDE
-----------------------------------------------------------------------------

     LETTER TO SHAREHOLDERS                                      	   2
     All major stock indices reached record highs during 1998's first six months . . . substantial performance disparity between large-cap and small-cap stocks . . . we believe that a correction may be ahead.



     PERFORMANCE AND PORTFOLIO REVIEW                            	   4
     Micro-Cap Portfolio returned 6.0% for the first six months of 1998.


     Premier Portfolio was up 11.4% for the first six months of 1998.



     SCHEDULES OF INVESTMENTS AND OTHER FINANCIAL STATEMENTS          	   8


[PULL QUOTE]

For over 25 years, our value approach has focused on evaluating a company's "private worth" - what we believe an enterprise would sell for in a private transaction between rational and well-informed parties.
This requires a thorough analysis of the financial and operating dynamics of a business, as though we were purchasing the entire company. The price we will pay for a security must be significantly lower than our appraisal of its private worth.


[END PULL QUOTE]

LETTER TO OUR SHAREHOLDERS
-----------------------------------------------------------------------------

Dear Shareholder,

     Returns continued their ascent as all major stock market indices reached record highs during 1998's first six months. Like the bully at the playground, the "biggest" companies enjoyed the biggest rewards. The large-cap indices - the S&P 500 and Dow Jones Industrial Average ("DJIA")
- along with the technology driven Nasdaq Composite, all posted six-month results well in excess of their average historic 12-month returns. We expect that most investors never imagined investing would be so easy. As Berkshire Hathaway Vice Chairman Charlie Munger once quipped, "If successful investing required merely extrapolating history (and especially recent market returns), the Forbes 400 would consist entirely of librarians."

     For the first six months of 1998, the S&P 500 and DJIA were up 17.7% and 14.2%, respectively, while the Nasdaq Composite was up an even more amazing 20.7%. According to statistics published by FactSet Data, the S&P 500's 50 largest companies rose nearly 26% in the first half, while the other 450 gained just 9.5%. Investors' preferences for the biggest and most well known companies stem from concerns about a potential economic slowdown, global unrest and liquidity (the ability to easily buy and sell securities). We find this ironic in that we believe that many of the companies most likely to be affected by global unrest are precisely the ones whose share prices are rising the fastest.

     We were pleased with our first-half results, especially considering the higher level of volatility in the small-cap market. ROYCE PREMIER PORTFOLIO was up 11.4% for the first six months, and ROYCE MICRO-CAP PORTFOLIO was up 6.0% for the same period. Both outperformed their benchmark, the small-cap oriented Russell 2000 index, which was up 4.9% through June 30, 1998. ROYCE TOTAL RETURN PORTFOLIO commenced operations on May 15, 1998 and through June 30 was down 0.2%. The Portfolio uses a value approach to invest primarily in dividend-paying small-cap companies. For a complete review and discussion of our results and risk profiles, please see pages 4 - 5. December 1998's Annual Report will provide more complete performance and portfolio information for Royce Total Return Portfolio.

     Since the trough in October 1990, small-cap stocks, as measured by the Russell 2000, have provided a 21.4% average annual total return. However, since the May 1996 peak, the Russell 2000 has generated a 12.7% average annual total return. What's so bad about a 12.7% average annual total return? Nothing, until you compare it to the large-cap S&P 500, which over the same period compounded at a 29.9% average annual rate. Contributing to this substantial performance disparity were more frequent and severe declines within the small-cap sector. In fact, since the May 1996 small-cap peak, the Russell 2000 has undergone three separate 10%+ declines, while the S&P 500 has endured only one. As we have suggested in past letters, higher volatility generally precedes lower returns and, in our opinion, an edge for value. Performance results for the "growth" and "value" segments of the Russell 2000 bore this out. From the May 22, 1996 peak through June 30, 1998, the Russell 2000 Value Index was up 51.5% versus a gain of only 9.6% for the Russell 2000 Growth Index.

     We believe that small-cap's higher level of volatility may have implications for large-cap stocks as well - though many investors tend to look at this the other way around and insist that large-caps lead small-caps. To us, however, the small-cap world is more indicative of the "average" stock, so that at some point, large-cap stocks will take their cues from small-cap's higher volatility and overall performance. A period of high returns (similar to what we are experiencing now) - when accompanied by continued performance divergence - often precedes a substantial market correction. We believe that this may occur in the months ahead.

-----------------------------------------------------------------------------

     As we sit back and assess our own six-month results, we are reminded of a simple, yet important, premise - while we can control our investment process, we cannot control our relative investment results, especially over the short term. We believe that a well-planned and consistently applied approach will result in attractive long-term returns, even when compared to appropriate indices and peers. In the short term, however, anything can happen and usually does. Thus, when we report our semi-annual performance results, we try to temper our enthusiasm when things have gone well and to keep our chins up when they have not. By not focusing over the long run on what we can't control, our relative results, we are able to focus on what is important - understanding risk and reward while maintaining a long-term perspective.

     We remain committed to the same principles that have served us well over the last 25 years. A higher level of volatility, present since the small-cap peak in May 1996, in our opinion favors a value style of investing. We believe that our focus on managing risk within the more volatile small-cap and micro-cap sectors is especially appropriate at this juncture in the market. We appreciate your continued support of our work. Your questions and comments are welcomed. Happy summer days.


[Photo of Charles M. Royce, W. Whitney George and Jack  E. Fockler, Jr.]



Sincerely,

/s/ Charles M. Royce     /s/ W. Whitney George	      /s/ Jack E. Fockler, Jr.

Charles M. Royce          W. Whitney George                Jack E. Fockler, Jr.
   President               Vice President                     Vice President



July 20, 1998


NOTES TO PERFORMANCE AND RISK INFORMATION

All performance information is presented on a total return basis and reflects the reinvestment of distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Royce Capital Fund portfolios invest in small and micro-cap companies that may involve considerably more risk than investments in securities of larger-cap companies (see "Investment Risks" in the prospectus). Please read the prospectus carefully before sending money.

The Russell 2000, Russell 2000 Value and Russell 2000 Growth are unmanaged indices of domestic small-cap common stocks. The S&P 500 and Dow Jones Industrial Average are unmanaged indices of domestic large-cap common stocks.

Royce Micro-Cap Portfolio                    Performance and Portfolio Review
-----------------------------------------------------------------------------

WHAT WE DO Royce Micro-Cap Portfolio uses a value approach to invest primarily in companies with market capitalizations of $300 million or less. We believe that the buying opportunities in this more volatile sector have a greater potential for higher returns than any other in the domestic equity market due to limited institutional attention and research coverage.


Average Annual Total Returns   Through 6/30/98
----------------------------------------------

Year-to-Date*                 	 6.0%
1-Year                        	23.6
Since Inception (12/27/96)      18.3

*Not annualized.



Portfolio Diagnostics
---------------------

Median Market Cap             $153 million
Weighted Average P/E Ratio    13.6x
Weighted Average P/B Ratio    1.8x
Weighted Average Yield        0.7%
Net Assets                    $2.5 million


Royce Micro-Cap Portfolio vs. Russell 2000
Growth of a $10,000 Initial Investment
Inception (12/27/96) Through 6/30/98

[LINE CHART]

	        Royce
      		Capital 	Russell
 Date  		Micro-Cap  	2000
 -----          --------- 	-------
 Dec-96  	10,000 		10,000
 Jan-97  	10,140 		10,393
 Feb-97  	10,161 		10,140
 Mar-97   	 9,820 		 9,662
 Apr-97   	 9,720 		 9,689
 May-97  	10,200 		10,767
 Jun-97  	10,420 		11,229
 Jul-97  	10,980 		11,751
 Aug-97  	11,080 		12,020
 Sep-97  	11,460 		12,900
 Oct-97  	12,100 		12,334
 Nov-97  	12,039 		12,254
 Dec-97  	12,147 		12,468
 Jan-98  	12,083 		12,271
 Feb-98  	12,523 		13,178
 Mar-98  	13,277 		13,721
 Apr-98  	13,256 		13,797
 May-98  	13,172 		13,053
 Jun-98  	12,879 		13,081


	Portfolio Composition

	                               % of
Top Five Positions                   Net Assets
------------------		     ----------
Richardson Electronics        		4.9%
BioReliance Corporation       		4.1
Industrial Scientific Corporation  	2.9
Lone Star Steakhouse & Saloon 		2.8
Pennsylvania Manufacturers
    Corporation Cl. A              	2.7

	                                % of
Top Five Sectors                     Net Assets*
------------------		     ----------
Technology                    		24%
Industrial Products           		24
Financial Intermediaries      		13
Industrial Services           		10
Consumer Products             		10

*Excludes cash and cash equivalents.

HOW WE DID Royce Micro-Cap Portfolio outperformed its benchmark index, the small-cap oriented Russell 2000, for the first six months, returning 6.0% versus 4.9% for the index in what was a difficult period for small and micro-cap stocks. Companies in the financial services and intermediaries and industrial services sectors led the way in terms of the portfolio's performance. Although the micro-cap investment category is beginning to emerge, it is still not well known or well understood by many investors. While micro-cap companies are higher in risk than larger, more established companies, we believe that the sector offers one of the best values in the domestic equity arena. Thus, our enthusiasm for micro-cap stocks remains very strong.

Royce Premier Portfolio                      Performance and Portfolio Review
-----------------------------------------------------------------------------

WHAT WE DO Royce Premier Portfolio uses a value approach to invest primarily in a concentrated portfolio of small-cap stocks with market caps between $300 million and $1 billion. In selecting securities for Premier's portfolio, we search for companies that possess solid balance sheets, excellent prospects and high internal rates of return.


Average Annual Total Returns   Through 6/30/98
----------------------------------------------

Year-to-Date*                 	  11.4%
1-Year                        	  17.8
Since Inception (12/27/96)        20.0

* Not annualized.


Portfolio Diagnostics
---------------------

Median Market Cap             $507 million
Weighted Average P/E Ratio    20.5x
Weighted Average P/B Ratio    1.9x
Weighted Average Yield        1.6%
Net Assets                    $0.3 million


Royce Premier Portfolio vs. Russell 2000
Growth of a $10,000 Initial Investment
Inception (12/27/96) Through 6/30/98

[LINE CHART]

       		Royce
       		Capital 	Russell
 Date  		Premier  	2000
-----          --------- 	-------
 Dec-96  	10,000 		10,000
 Jan-97  	10,160 		10,393
 Feb-97  	10,180 		10,140
 Mar-97  	10,300 		 9,662
 Apr-97  	10,500 		 9,689
 May-97  	10,780  	10,767
 Jun-97  	11,180 		11,229
 Jul-97  	11,500 		11,751
 Aug-97  	11,800 		12,020
 Sep-97  	12,140 		12,900
 Oct-97  	12,041 		12,334
 Nov-97  	11,860 		12,254
 Dec-97  	11,826 		12,468
 Jan-98  	11,672 		12,271
 Feb-98  	12,531 		13,178
 Mar-98  	13,280 		13,721
 Apr-98  	13,522 		13,797
 May-98	 	13,192 		13,053
 Jun-98  	13,170 		13,081


Portfolio Composition

	                               % of
Top Five Positions                   Net Assets
------------------		     ----------
Enesco Group                  		5.4%
Lincoln Electric Holding Co.       	5.2
Denbury Resources             		3.9
Trenwick Group           		3.4
The Commerce Group            		3.4

                              		% of
Top Five Sectors                     Net Assets*
------------------		     ----------
Industrial Products           		24%
Financial Intermediaries      		20
Consumer Products             		15
Financial Services            		13
Industrial Services           		10


* Excludes cash and cash equivalents.

HOW WE DID Royce Premier Portfolio, with its concentrated portfolio of high-quality small-cap companies, effectively navigated the more difficult second quarter and outperformed its benchmark index, the small-cap oriented Russell 2000, for the first six months of 1998. The Portfolio was up 11.4% versus 4.9% for the Russell 2000 for the period. Strong performances by portfolio companies in the consumer, industrial and financial sectors contributed to the Fund's gains, while our focus on risk management helped to limit the Fund's exposure to the higher levels of volatility exhibited by small-cap stocks.

                  [This page intentionally left blank.]

                                                       Royce Capital Fund
-----------------------------------------------------------------------------


Financial Statements
=============================================================================


Schedules of Investments                                       		8-11
-----------------------------------------------------------------------------


Statements of Assets and Liabilities					  12
-----------------------------------------------------------------------------


Statements of Changes in Net Assets					  13
-----------------------------------------------------------------------------

Statements of Operations and
Financial Highlights                                                   	  14
-----------------------------------------------------------------------------


Notes to Financial Statements                                          15-16
-----------------------------------------------------------------------------

SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO 	 June 30 ,1998 (unaudited)
--------------------------------------------------------------------------

COMMON STOCKS - 81.4%

         		            	SHARES     VALUE
					------	   -----
Consumer Products - 8.1%
Home Furnishings/ Appliances - 2.8%
 Conso Products*             		4,000     $33,000
 Meadowcraft           			2,500      27,500
 Neutral Posture Ergonomics       	3,000       9,750
						---------
                                  		   70,250
						---------
Publishing - 0.7%
 The Topps Company*    			5,000      15,469
						---------

Sports and Recreation - 3.2%
 Lund International Holdings*      	4,900      55,737
 RockShox*             			6,000      24,000
						---------
                                  		   79,737
						---------
Other Consumer Products - 1.4%
 Lazare Kaplan International*      	2,000      21,125
 Toy Biz*            			1,500      13,875
						---------
                                  	           35,000
						---------
                                   		  200,456
						---------
Consumer Services - 5.3%
Leisure/Entertainment - 1.5%
 Seattle Filmworks*          		5,000      38,594
						---------

Restaurants/Lodging - 3.8%
 Lone Star Steakhouse & Saloon*    	5,000      69,062
 Pizza Inn                   		4,400      24,475
						---------
                                  		   93,537
						---------
                                   		  132,131
						---------
Financial Intermediaries - 9.6%
Insurance - 9.6%
 ALLIED Life Financial Corporation      1,000      28,875
 Capitol Transamerica Corporation  	2,900      59,631
 Highlands Insurance Group*        	1,500      27,750
 Intercargo Corporation            	 500        5,875
 NYMAGIC               			 100        2,738
 The Navigators Group*            	2,100      39,769
 Nobel Insurance Limited           	  400       5,400
 Pennsylvania Manufacturers
    Corporation Cl. A             	2,900      66,700
						---------
                                  		  236,738
						---------
Financial Services - 1.6%
Information and Processing - 1.6%
 Duff & Phelps Credit Rating Co.          700      39,025
						---------

Health - 4.1%
Drugs and Biotech - 4.1%
 BioReliance Corporation*          	6,700     100,919
						---------

Industrial Products - 19.5%
Aerospace/Defense - 1.1%
 Special Metals Corporation*            2,000      28,000
						---------

Building Systems and Components - 3.2%
 Falcon Products                    	4,000      50,500
 International Aluminum Corporation       200       6,200
 Skyline Corporation         		  100       3,263
 Woodhead Industries         		1,300      19,987
						---------
                                  		   79,950
						---------
Construction Materials - 2.6%
 The Monarch Cement Company        	2,500      63,750
						---------

Machinery - 0.2%
 DeVlieg-Bullard*                 	1,500       3,375
						---------


         		            	SHARES     VALUE
					------	   -----
Paper and Packaging - 1.7%
 PalEx*                			4,500     $42,750
						---------

Pumps, Valves and Bearings - 1.2%
 Sun Hydraulics Corporation        	1,800      28,800
						---------

Specialty Chemicals and Materials - 7.2%
 Aldila*               			2,000      13,250
 CFC International*           		3,500      38,719
 Chemfab Corporation*         		1,500      31,218
 Hauser*               			7,100      41,269
 Hawkins Chemical             		1,000      12,000
 Synalloy Corporation         		3,000      40,500
						---------
                                   		  176,956
						---------
Textiles - 0.2%
 Fab Industries              		  200       5,575
						---------

Other Industrial Products - 2.1%
 BHA Group Holdings          		1,100      18,150
 Modern Controls              		4,500      33,750
						---------
                                   		   51,900
						---------
                                        	  481,056
						---------
Industrial Services - 8.9%
Commercial Services - 0.8%
 BHI Corporation              		  500      19,750
						---------

Engineering and Construction - 0.9%
 Sevenson Environmental Services          480       4,020
 Willbros Group*              		1,200      18,750
						---------
                                   		   22,770
						---------

Food/Tobacco Processors - 2.7%
 Midwest Grain Products*           	4,200      60,900
 Standard Commercial Corporation*         606       6,666
						---------
                                   		   67,566
						---------
Industrial Distribution - 1.1%
 Vallen Corporation*         		1,400      27,825
						---------

Printing - 1.2%
 Ennis Business Forms         		2,500      29,063
						---------

Transportation and Logistics - 2.2%
 Frozen Food Express Industries         2,000      19,750
 Kenan Transport Company           	1,000      34,375
						---------
                                   		   54,125
						---------
                                          	  221,099
						---------

Natural Resources - 4.0%
Metals and Mining - 0.6%
 MK Gold Company*            	       15,000      14,062
						---------

Oil and Gas - 3.4%
 Denbury Resources*          		3,000      39,187
 PetroCorp Incorporated*           	  500       3,813
 Titan Exploration*           		4,800      42,600
						---------
                                   		   85,600
						---------
                                        	   99,662
						---------


SCHEDULES OF INVESTMENTS
-------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO        June 30, 1998 (unaudited)
-------------------------------------------------------------------------

         		            	SHARES     VALUE
					------	   -----
Technology - 20.3%
Distribution - 7.7%
 Perceptron*           			2,500      $30,000
 Pioneer-Standard Electronics      	4,000       38,500
 Richardson Electronics           	9,000      121,500
						 ---------
                                  		   190,000
						 ---------
Hardware - 7.8%
 Axiohm Transaction Solutions*     	700          7,175
 Exar Corporation*           		1,500       31,500
 Industrial Scientific Corporation      2,900       71,050
 Intevac*            			5,000       53,750
 Newport Corporation   			1,500       29,625
						 ---------
                                  		   193,100
						 ---------
Software/Services - 4.8%
 ANSYS*              			1,800       17,775
 Kronos Incorporated*        		1,800       65,250
 MacNeal-Schwendler Corporation*  	2,000       19,625
 VideoServer*          			1,300       15,925
						 ---------
                                  		   118,575
						 ---------
                                  		   501,675
						 ---------

TOTAL COMMON STOCKS
   (Cost $2,036,523)                    	 2,012,761
						 ---------



         		            	     	VALUE
						-----

REPURCHASE AGREEMENT - 16.2%
State Street Bank and Trust Company,
   5.15% dated 6/30/98, due 7/01/98,
   maturity value $400,057
   (collateralized by U.S. Treasury Bonds,
   7.25% due 5/15/16, valued at $411,195)
   (Cost $400,000)                 		$400,000
					       ---------

TOTAL INVESTMENTS - 97.6%
   (Cost $2,436,523)               	       2,412,761

CASH AND OTHER ASSETS
   LESS LIABILITIES - 2.4%                   	  60,045
					       ---------

NET ASSETS - 100.0%                	      $2,472,806
					       ---------


* Non-income producing.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $2,436,523. At June 30, 1998, net unrealized depreciation for all securities was $23,762, consisting of aggregate gross unrealized appreciation of $126,019 and aggregate gross unrealized depreciation of $149,781.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
----------------------------------------------------------------------------
ROYCE CAPITAL FUND - PREMIER PORTFOLIO       	   June 30, 1998 (unaudited)
----------------------------------------------------------------------------

COMMON STOCKS - 79.8%

	                     	       SHARES          VALUE
				       ------          -----
Consumer Products - 11.9%
Apparel and Shoes - 2.0%
 Oakley*	             		500        	$6,687
						      --------
Collectibles - 5.4%
 Enesco Group   	       		600        	18,450
						      --------
Publishing - 3.0%
 Gibson Greetings*      		400     	10,000
						      --------
Sports and Recreation - 1.5%
 Sturm, Ruger & Company         	300          	 5,025
						      --------
                           				40,162
						      --------
Consumer Services - 5.2%
Restaurants/Lodging - 2.0%
 Applebee's International       	300          	 6,712
						      --------
Retail - 3.2%
 Charming Shoppes*     		      2,300    		10,925
						      --------
                           				17,637
						      --------
Financial Intermediaries - 15.8%
Insurance - 15.8%
 The Commerce Group    			300      	11,625
 Leucadia National Corporation     	300        	 9,919
 Pennsylvania Manufacturers
    Corporation Cl. A      		400     	 9,200
 Trenwick Group        			300      	11,653
 Zenith National Insurance      	400             11,275
						      --------
                           				53,672
						      --------
Financial Services - 10.4%
Information and Processing - 1.6%
 Duff & Phelps Credit Rating Co.        100       	 5,575
						      --------
Insurance Brokers - 6.1%
 E.W. Blanch Holdings      		200     	 7,350
 Arthur J. Gallagher & Co.      	100          	 4,475
 Willis Corroon Group ADR+      	700          	 8,794
						      --------
                           				20,619
						      --------
Investment Management - 2.7%
 Affiliated Managers Group*        	100       	 3,713
 The Pioneer Group         		200     	 5,262
						      --------
                           				 8,975
						      --------
                           				35,169
						      --------

	                     	       SHARES          VALUE
				       ------          -----
Industrial Products - 18.8%
Aerospace/Defense - 5.1%
 Curtiss-Wright Corporation       	200        	$7,838
 Woodward Governor Company      	300          	 9,262
						      --------
                           				17,100
						      --------
Building Systems and Components - 2.3%
 Simpson Manufacturing*         	200          	 7,725
						      --------
Construction Materials - 1.9%
 CalMat              			300        	 6,600
						      --------
Machinery - 6.6%
 Lincoln Electric Holding Co.     	800        	17,700
 Nordson Corporation   			100      	 4,700
						      --------
                           				22,400
						      --------
Specialty Chemicals and Materials - 1.3%
 Lilly Industries Cl. A         	200          	 4,325
						      --------
Textiles - 1.6%
 Fab Industries        			200      	 5,575
						      --------
                           				63,725
						      --------
Industrial Services - 8.3%
Engineering and Construction - 5.5 %
 Morrison Knudsen Corporation*    	700        	 9,844
 Stone & Webster           		100    		 3,963
 Willbros Group*           		300     	 4,687
						      --------
                           				18,494
						      --------
Printing - 2.8%
 New England Business Service     	300        	 9,675
						      --------
                           				28,169
						      --------
Natural Resources - 6.6%
Oil and Gas - 6.6%
 Tom Brown*            			500      	 9,406
 Denbury Resources*    		      1,000    		13,063
						      --------
                           				22,469
						      --------
Technology - 2.8%
Software/Services - 2.8%
 National Computer Systems      	400          	 9,600
						      --------

TOTAL COMMON STOCKS
  (Cost $242,657)                 		       270,603
						      --------
TOTAL INVESTMENTS - 79.8%
  (Cost $242,657)                 		       270,603

CASH AND OTHER ASSETS
  LESS LIABILITIES - 20.2%         			68,341
						      --------
NET ASSETS - 100.0%             		      $338,944
						      --------


*  Non-income producing.
+  American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $242,657. At June 30, 1998, net unrealized appreciation for all securities was $27,946, consisting of aggregate gross unrealized appreciation of $38,378 and aggregate gross unrealized depreciation of $10,432.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
----------------------------------------------------------------------------
ROYCE CAPITAL FUND - TOTAL RETURN PORTFOLIO  	   June 30, 1998 (unaudited)
----------------------------------------------------------------------------

COMMON STOCKS - 44.8%

			                SHARES        VALUE
					------	      -----
Consumer Products - 8.1%
Home Furnishings/Appliances - 5.0%
 Bassett Furniture Industries      	200            $5,550
						    ---------
Sports and Recreation - 3.1%
 Sturm, Ruger & Company        		200      	3,350
						    ---------
                       					8,900
						    ---------
Financial Intermediaries - 6.4%
Insurance - 6.4%
 Pennsylvania Manufacturers
   Corporation Cl. A   			200     	4,225
 Zenith National Insurance     		100      	2,838
						    ---------
                       					7,063
						    ---------
Financial Services - 8.2%
Insurance Brokers - 5.8%
 Crawford & Company Cl. A      		200      	3,841
 Willis Corroon Group ADR+     		200      	2,513
						    ---------
                       					6,354
						    ---------
Investment Management - 2.4%
 The Pioneer Group     			100     	2,631
						    ---------
                       					8,985
						    ---------
Industrial Products - 14.4%
Aerospace/Defense - 3.6%
 Curtiss-Wright Corporation    		100      	3,943
						    ---------
Construction Materials - 3.9%
 CalMat         			200    		4,339
						    ---------
Machinery - 4.0%
 Lincoln Electric Holding Co.      	200       	4,350
						    ---------
Paper and Packaging - 2.9%
 P. H. Glatfelter Company      		200      	3,164
						    ---------
                       				       15,796
						    ---------


			                SHARES        VALUE
					------	      -----
Natural Resources - 7.7%
Oil and Gas - 7.7%
 Devon Energy Corporation      		200            $6,714
 Redwood Trust       			100       	1,756
						    ---------
                       					8,470
						    ---------
TOTAL COMMON STOCKS
  (Cost $49,245)                   		       49,214
						    ---------
CORPORATE BOND - 5.4%
Charming Shoppes 7.50%
  Conv. Sub. Note due 7/15/06,
  principal amount $6,000
  (Cost $5,985)                				5,887
						    ---------

TOTAL INVESTMENTS - 50.2%
  (Cost $55,230)                   		       55,101

CASH AND OTHER ASSETS
  LESS LIABILITIES - 49.8%                   	       54,598
						    ---------
NET ASSETS - 100.0%                		     $109,699
						    ---------



+  American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $55,230. At June 30, 1998, net unrealized depreciation for all securities was $129, consisting of aggregate gross unrealized appreciation of $59 and aggregate gross unrealized depreciation of $188.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF ASSETS AND LIABILITIES                 June 30, 1998  (unaudited)
-------------------------------------------------------------------------------

                                            	Micro-Cap         Premier	Total Return
                                            	Portfolio        Portfolio	  Portfolio
						---------	 ---------	------------
ASSETS:
Investments at value (identified cost $2,036,523,
   $242,657 and $55,230, respectively)          $ 2,012,761	$    270,603      $     55,101
Repurchase agreements (at cost and value)           400,000		-                 -
Cash                                                 72,095           63,531		97,140
Receivable for capital shares sold                  145,478		-                 -
Receivable for investments sold                      27,499		-                 -
Receivable for dividends and interest                	702		 451               207
Prepaid expenses and other assets                     7,329	       7,275              -
-----------------------------------------------------------------------------------------------
     Total Assets                               $ 2,665,864         $341,860       $   152,448
-----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                 112,787		-                 -
Payable for investments purchased                    76,375		-               40,714
Accrued expenses                                      3,896            2,916		 2,035
-----------------------------------------------------------------------------------------------
     Total Liabilities                              193,058	       2,916            42,749
-----------------------------------------------------------------------------------------------
     Net Assets                                 $ 2,472,806         $338,944       $   109,699
===============================================================================================
ANALYSIS OF NET ASSETS:
Undistributed net investment (loss)             $    (7,096)	   $    (153)      $      (172)
Accumulated net realized gain on investments	    147,716           24,179              -
Net unrealized appreciation (depreciation)
    on investments				    (23,762)          27,946              (129)
Capital shares                                          402		  57                22
Additional paid-in capital                        2,355,546	     286,915           109,978
-----------------------------------------------------------------------------------------------
     Net Assets                                 $ 2,472,806         $338,944       $   109,699
===============================================================================================
SHARES OUTSTANDING:
  (unlimited number of $.001 par value
   shares authorized for each Fund) 		    401,798	      56,711            22,000
===============================================================================================
NET ASSET VALUES (Net Assets/Shares Outstanding):
  (offering and redemption price per share)      $     6.15	  $     5.98         $    4.99
===============================================================================================


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ROYCE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

				     -----------------------------------------------------------------------------------------
	    	      	        	   Micro-Cap Portfolio              Premier Portfolio 		Total Return Portfolio
				     -----------------------------   -------------------------------	----------------------
        	        	     Six months ended  Year ended    Six months ended   Year ended          Period ended
                	      	      June 30, 1998    December 31,    June 30, 1998	December 31,        June 30, 1998
                     	       		(unaudited)        1997   	(unaudited)        1997		   (unaudited) (a)
				     -----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment (loss)          	$   (7,096)     $  (3,631)     $     (153)       $     (488)         $      (172)
  Net realized gain on investments         145,996         47,820	   23,906            27,763                  -
  Net change in unrealized appreciation
    (depreciation) on investments          (55,577)        31,285	    9,568            15,891                  (129)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
       from investment operations           83,323         75,474	   33,321            43,166                  (301)
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                       -              -		     -                 -                      -
  Net realized gain on investments            -           (42,470)	     -              (27,004)                  -
-------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions           -           (42,470)	     -              (27,004)                  -
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from shares sold         1,741,122         740,441	   10,000                38                110,000
   Dividends reinvested                       -             42,470  	     -               27,004                   -
   Cost of shares redeemed          	  (416,021)         (1,995)	     -                 -                      -
-------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from
       capital share transactions        1,325,101         780,916	   10,000            27,042                110,000
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS  		 1,408,424         813,920         43,321	     43,204                109,699
NET ASSETS:
   Beginning of period                   1,064,382         250,462	  295,623           252,419                   -
-------------------------------------------------------------------------------------------------------------------------------
   End of period (b)                 $   2,472,806     $ 1,064,382      $ 338,944         $ 295,623             $  109,699
===============================================================================================================================

CAPITAL SHARE TRANSACTIONS:
   Shares sold                   	   288,829         126,411	    1,648                  7                22,000
   Shares issued for reinvestment
     of dividends and distributions           -              7,412	     -                 5,056                  -
   Shares redeemed                	   (70,520)           (334)	     -                  -                     -
-------------------------------------------------------------------------------------------------------------------------------
   Net increase in shares outstanding      218,309         133,489	    1,648              5,063                22,000
-------------------------------------------------------------------------------------------------------------------------------

(a) Total Return Portfolio commenced operations on May 15, 1998.
(b) Includes undistributed net investment loss of $7,096, $153 and $172 in 1998 for Micro-Cap Portfolio, Premier Portfolio and Total Return Portfolio, respectively, and $0 for each portfolio in 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 ROYCE CAPITAL FUND
 STATEMENTS OF OPERATIONS                 Period ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                             		Micro-Cap    Premier	Total Return
                                              		Portfolio   Portfolio	 Portfolio
 INVESTMENT INCOME:
 Income:
     Dividends                                	   $      4,887      $  1,995    $    -
     Interest                                     	     88		    2            19
---------------------------------------------------------------------------------------------
           Total Income                            	  4,975         1,997		 19
---------------------------------------------------------------------------------------------
 Expenses:
     Investment advisory fees                            11,176   	1,593		141
     Custodian fees                                	  3,999         2,587		412
     Shareholding servicing fees                          3,909         3,909	      1,300
     Audit fees                                   	  1,455         1,455		625
     Organizational expenses                              1,062         1,062		348
     Legal fees                                   	  1,031           204		  1
     Trustees' fees                                	    711            25		 39
     Administrative and office facilities expenses          291	           79             4
     Other expenses                                	  1,503           997		  1
--------------------------------------------------------------------------------------------
           Total Expenses                          	 25,137        11,911	      2,871
           Fees Waived by Investment Adviser             11,176)       (1,593)         (141)
           Expenses Reimbursed by Investment Adviser     (1,890)       (8,168)       (2,539)
---------------------------------------------------------------------------------------------
           Net Expenses                             	 12,071         2,150		191
---------------------------------------------------------------------------------------------
           Net Investment (Loss)                         (7,096)         (153)	       (172)
---------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                  	145,996        23,906	       -
 Net change in unrealized appreciation
     (depreciation) on investments                      (55,577)        9,568	       (129)
---------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments  90,419	       33,474          (129)
---------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT OPERATIONS                 	       $ 83,323      $ 33,321	       (301)
---------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating each Fund's performance for the periods presented.
--------------------------------------------------------------------------------

     Net Asset Value,  Net Investment   Net Realized and     Dividends From	Distributions From     Net Asset Value,
        Beginning         Income        Unrealized Gain on   Net Investment	Net Realized Gain           End            Total
        of Period         (Loss)       	   Investments           Income           on Investments         of Period   	   Return
---------------------------------------------------------------------------------------------------------------------------------
 Micro-Cap Portfolio (a)
 -----------------------
+  1998    $5.80  	($0.02)                $0.37          	$0.00          		$0.00		$6.15               6.0%
   1997     5.01         (0.02)       		1.08               -			(0.27)           5.80        	   21.2%
   1996     5.00           -            	0.01               -			-          	 5.01               0.2%

 Premier Portfolio (b)
 ---------------------
+  1998    $5.37  	 $0.00                  $0.61           $0.00             	$0.00		$5.98              11.4%
   1997     5.05         (0.01)        		 0.87              -			(0.54)     	 5.37              17.1%
   1996     5.00           -       		 0.05              -			-          	 5.05               1.0%

 Total Return Portfolio (c)
 --------------------------
+  1998    $5.00  	($0.01)          	$0.00              -			$0.00           $4.99              -0.2%
---------------------------------------------------------------------------------------------------------------------------------


                	Ratio of Expenses       Ratio of Net			           Average
	Net Assets,        to Average        Investment (Loss) to	Portfolio       Commission Rate
       End of Period       Net Assets         Average Net Assets      Turnover Rate          Paid
---------------------------------------------------------------------------------------------------------
+	$2,472,806            1.35% *        	-0.79% *                   46%		    $0.0621
	 1,064,382            1.35%             -0.96%                    132%		     0.0496
	   250,462            1.99% *           -1.99% *                    0%		     0.0499


+	  $338,944            1.35% *           -0.10%  *                  46%		    $0.0650
	   295,623            1.35%             -0.18%                     79%		     0.0606
	   252,419            1.99% *           -1.99%  *                   0%		     0.0667


+	  $109,699            1.35% *           -1.22%  *                   0%		    $0.0477
---------------------------------------------------------------------------------------------------------

 (a) 	Expense ratios are shown after fee waivers and expense reimbursements by
	the investment adviser. For the periods ended June 30, 1998, December 31, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 2.81%, 7.32% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

 (b) 	Expense ratios are shown after fee waivers and expense reimbursements by
	the investment adviser. For the periods ended June 30, 1998, December 31, 1997 and 1996, the expense ratios before the waivers and reimbursements would have been 7.48%, 8.87% and 22.49%, respectively. The Fund commenced operations on December 27, 1996.

 (c) 	Expense ratios are shown after fee waivers and expense reimbursements by
	the investment adviser. For the period ended June 30, 1998, the expense ratio before the waivers and reimbursements would have been 20.32%.
	The Fund commenced operations on May 15, 1998.

 *   Annualized.
 +   Period ended June 30, 1998 (unaudited).

NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Royce Micro-Cap Portfolio, Royce Premier Portfolio and Royce Total Return Portfolio (the "Fund" or "Funds") are three series of Royce Capital Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Micro-Cap Portfolio and Premier Portfolio commenced operations on December 27, 1996 and the Total Return Portfolio commenced operations on May 15, 1998.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS:

     Securities  listed on an exchange or on the Nasdaq National  Market  System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation are determined on the basis of identified cost for book and tax purposes.

     EXPENSES:

     The Fund incurs direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund's operations, while expenses applicable to one or more Royce Funds are allocated in an equitable manner. Allocated personnel costs of employees of The Royce Funds are included in administrative and office facilities expenses.

     TAXES:

     As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

--------------------------------------------------------------------------------

     DISTRIBUTIONS:

     Any dividend and capital gain distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributable in the following year.

     REPURCHASE AGREEMENTS:

     The Funds enter into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of the Funds' assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

     ORGANIZATIONAL EXPENSES:

     Costs incurred by the Funds in connection with its organization and initial registration of shares of $10,000 per portfolio have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations.

INVESTMENT ADVISER:

     Under the Trust's investment advisory agreements with Royce & Associates, Inc. ("Royce"), Royce is entitled to receive management fees which are computed daily and payable monthly. The agreements provide for advisory fees equal to 1.25%, 1.0% and 1.0% per annum of the average net assets of Micro-Cap Portfolio, Premier Portfolio and Total Return Portfolio, respectively. For the six months ended June 30, 1998, Royce voluntarily waived advisory fees of $11,176 for Micro-Cap Portfolio, $1,593 for Premier Portfolio and $141 for Total Return Portfolio.

PURCHASES AND SALES OF INVESTMENT SECURITIES:

     For the six months ended June 30, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, were as follows:

           Micro-Cap Portfolio    Premier Portfolio    Total Return Portfolio
	   -------------------    -----------------    ----------------------
Purchases      $1,856,445              $118,219               $55,230
Sales          $  589,070              $128,434               $     0